Shareholders' equity - Additional Information 2 (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 14, 2013	Jun. 30, 2013 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Advisor [Member]	Jun. 30, 2013 Advisor [Member]	Jun. 30, 2013 Property Manager [Member]	Jun. 30, 2013 Property Manager [Member]	Dec. 31, 2012 Option issued to Trustees [Member]	Dec. 31, 2012 Option issued to Trustees [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Jun. 30, 2013 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Apr. 04, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Apr. 30, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Subscription Agreement [Member]	Dec. 31, 2012 Class A Common Shares [Member] Subscription Agreement [Member]	Dec. 31, 2012 Class A Common Shares [Member] Subscription Agreement [Member] Option One [Member]	Jun. 14, 2012 Class A Common Shares [Member] Operating Partnership [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member] Board of Trustees [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member] Board of Trustees [Member]	Jun. 30, 2013 Class A Units [Member]	Jun. 30, 2013 Class A Units [Member]	Dec. 31, 2012 Class A Units [Member]	Jun. 30, 2013 Class A Units [Member] Operating Partnership [Member]	Dec. 31, 2012 Class A Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Preferred Units [Member]	Jun. 30, 2013 Preferred Units [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Preferred Units issued				653,492									653,492
Rate of Preferred Units													3.50%
Annual distribution													$ 0.525
Fair market value per Preferred Unit													15.00
Preferred Units outstanding													653,492	653,492
Number of shares available for issuance																1,500,000		6,000,000
Plan termination date					November 2022	November 2022
Stock options granted						700,000						50,000					650,000
Vesting Period					4 years							4 years					4 years
Expiration period of options					10 years							10 years					10 years
Stock options cancelled					30,000
Reclassified grants to employees, stock options																485,000
Share-based compensation expense	$ 279,000	$ 453,000	$ 70,000									$ 5,000					$ 65,000						$ 167,000	$ 341,000	$ 112,000	$ 112,000
Common stock issued															6,500
Issuance of common shares																			434,783		3,333,334
Aggregate purchase price of shares																					50,000,000
Purchase price per share																			$ 17.25		$ 15.00
Percentage of interest held																											9.58%	9.58%	0.10%
Common units outstanding																														143,855,792	38,697,333			31,085,974	4,375,000
Preferred Units converted into Class A units																						653,492
Noncontrolling interest	4,664,000	5,559,000					2,000	2,000	2,000	2,000																	107,000	110,000				4,698,000	5,510,000			71,000	157,000
Fair market value per Preferred Unit													$ 15.00
Shares reserved for issuance under the Plan																	1,500,000
Weighted average exercise price per share						$ 15.00
Weighted average remaining contractual term						9 years 10 months 24 days					9 years 10 months 24 days
Options granted, intrinsic value						$ 0
Proceeds from offering before fees																				$ 5,307,000